Segment Information - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 49,204	$ 43,605
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	32,723	28,407
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	7,869	5,868
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	5,661	6,592
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	2,661	2,684
Other
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 290	$ 54